Merger Transaction Fair Value of Consideration Transferred (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 02, 2016 $ / shares	Sep. 30, 2015 $ / shares
Acquiror Closing Share Price | $ / shares	$ 45.45
Business Combination, Consideration Transferred per Share | $ / shares	$ 34.88
Acquiror Market Capitalization at Merger Date	$ 29,012
Business Combination, Cash Consideration paid to JCI Inc. shareholders	$ 3,864
Business Combination, Reduction in Number of Acquiror Shares due to Cash Consideration Paid by Acquiree | shares	110,800,000
Percent Ownership by Shareholders of Acquiror Subsequent to Acquisition	56.00%
Percent Ownership by Shareholders of Acquiree Subsequent to Acquisition	44.00%
Business Combination, Number of Acquiree Shares Outstanding Prior to Acquisition | shares	427,181,743
Business Combination, Share Consolidation Ratio	0.955
Common stock, par value | $ / shares	$ 0.01	$ 1.00	$ 0.01
Business Combination, Consideration Transferred per Share For Share Election | $ / shares	$ 5.7293
Business Combination, Consideration Transferred, Shares, For Share Election | shares	0.8357
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	407,958,565
Business Acquisition, Share Price | $ / shares	$ 47.67
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 19,447
Business Combination, Consideration Transferred, Fair Value of Acquiree Equity Awards	224
Business Combination, Consideration Transferred	19,671
Fair Value of Acquiree Equity Awards not Earned as of Merger Date	101
Selling, general and administrative
Fair Value of Acquiree Equity Awards not Earned as of Merger Date Expensed During Period	10
Restructuring Charges [Member]
Fair Value of Acquiree Equity Awards not Earned as of Merger Date Expensed During Period	$ 23
Tyco Merger [Member]
Common stock, par value | $ / shares	$ 1.00